Equity	12 Months Ended
Dec. 31, 2023
Equity
Equity

25       Equity

a) Share capital and treasury shares

As of December 2023, 2022 and 2021, Share capital amounted to USD 163,223.

The movements of treasury shares for the year is as follows:

On March 12, 2021, 590,000 shares (equivalent to USD 1,800), already assigned and fully vested as of December 31, 2020, were delivered to the eligible executives and key employees (Note 30).

In December 2021, additional 250,000 shares (equivalent to USD 1,440) were assigned to employees. In December 2023, 2022 and 2021, 50,000, 62,500 and 125,000 of those shares (equivalent to USD 288, USD 360 and USD 720 respectively) assigned during 2021 and fully vested, were delivered to the eligible executives and key employees, while the remaining 12,500 shares have been forfeited during 2022 (Note 30).

In April 2022, USD 500 (equivalent to 89,767 shares) were assigned to employees to be delivered in shares. In May 2022 and April 2023, 26,930 shares were delivered in each installment (equivalent to USD 150 each) while the remaining shares will vest in an installment in May 2024 (Note 30).

25       Equity (Cont.)

a) Share capital and treasury shares (Cont.)

In December 2022, USD 314 (equivalent to 56,348 shares) were assigned to employees to be delivered in shares. In January and April 2023, 16,904 shares were delivered in each installment (equivalent to USD 94 each) while the remaining shares will vest in an additional installment in May 2024 (Note 30).

In April 2023, USD 739 (equivalent to 77,938 shares) were assigned to employees of which 23,381 shares (equivalent to USD 221.7) were delivered to the eligible executives and key employees, while the remaining shares will vest in installments in May 2024 and May 2025.

In November 2023, USD 340 (equivalent to 35,910 shares) were assigned to employees of which 10,773 shares (equivalent to USD 102.1) were delivered to the eligible executives and key employees, while the remaining shares will vest in installments in May 2024 and May 2025.

As of December 31,2023 and 2022, the remaining new shares are held in treasury until their allocation to executives and key employees in accordance with the Management Compensation Plan.

	2023		2022
Treasury shares	Shares	USD	Shares	USD
At January 1	2,396,015	4,600	2,485,445	4,772
Transfer of treasury shares to executives and key employees	(144,892)	(278)	(89,430)	(172)
At December 31	2,251,123	4,322	2,396,015	4,600

b) Share premium

As of December 2023, 2022 and 2021, Share premium amounted to USD 183,430.

c) Other reserves

The movements of Other Reserves of the owners of the Company is as follows:

	2023	2022	2021
At the beginning of the year	(1,314,025)	(1,321,211)	(1,321,142)
Change in participations (*)	12	6,682	1,433
Share-based compensation reserve (Note 30)	1,055	667	1,020
Execution of share-based compensation reserve	(949)	(510)	(2,520)
Remeasurement of defined benefit obligations net for income tax	19	347	(2)
	(1,313,888)	(1,314,025)	(1,321,211)

(*) This consists mainly in change in participations in Corporación América S.A., see Note 25 e).

25       Equity (Cont.)

d) Other comprehensive income / (loss)

The movements of the reserve of other comprehensive income / (loss) for the year of the owners of the parent is as follows:

					Transfer from
		Remeasurement	Share of other	Income	shareholders
	Currency	of defined	comprehensive	Tax	equity – currency
	translation	benefit	loss from	effect	translation
	adjustments	obligations (*)	associates	(*)	differences	Total

Balances at January 1, 2023	(273,378)	520	(41,169)	(122)	63,402	(250,747)
Other comprehensive income/(loss) for the year	(231,637)	12	(70)	7	—	(231,688)
For the year ended December 31, 2023	(505,015)	532	(41,239)	(115)	63,402	(482,435)
Balances at January 1, 2022	(343,837)	120	(41,212)	(69)	63,402	(321,596)
Other comprehensive income/(loss) for the year	70,459	400	43	(53)	—	70,849
For the year ended December 31, 2022	(273,378)	520	(41,169)	(122)	63,402	(250,747)

Balances at January 1, 2021	(439,407)	92	(41,267)	(39)	63,402	(417,219)
Other comprehensive income/(loss) for the year	95,570	28	55	(30)	—	95,623
For the year ended December 31, 2021	(343,837)	120	(41,212)	(69)	63,402	(321,596)

(*) Income tax relating to OCI amounts to Remeasurement of defined benefit obligations. The movement was recognized as other comprehensive income / (loss) of other reserves.

25       Equity (Cont.)

e) Non – controlling interest

The movements of the non- controlling interest for the year is as follows:

	2023	2022	2021
At the beginning of the year	146,274	303,877	315,876
Shareholder contributions (1)	9,424	24,170	11,475
Loss for the year	(13,039)	(2,531)	(63,221)
Redemption of preferred shares (f)	—	(182,336)	—
Other comprehensive (loss) / income
Currency translation	(50,047)	20,646	43,071
Remeasurement of defined benefit obligations	(20)	616	69
Reserve for income tax	5	(104)	(41)
	(50,062)	21,158	43,099
Changes in non-controlling interest
Changes in the participations –acquisitions (2)	(12)	(6,682)	(991)
Dividends paid	(13,656)	(11,382)	(2,361)
	(13,668)	(18,064)	(3,352)
Non-controlling interest at the end of the year	78,929	146,274	303,877

(1) Corresponds mainly to contributions made by the non-controlling interest in ICAB.

(2) In 2022 and 2021, corresponds mainly to contributions of Cedicor S.A. in Corporación América S.A. capitalized on December 1, 2022 and December 16, 2021, increasing its participation from 96.18% to 97.22% in 2022 and from 95.80% to 96.18% in 2021.

f) Redemption of preferred shares

On March 10, 2022, an extraordinary general meeting of AA2000 approved the redemption of the preferred shares, the reduction of the capital stock and the amendment of Article 2.01 of AA2000’s bylaws. The total redemption value amounted ARS 17,225,719,240 (equivalent to approximately USD 155.2 million), which adjusted by inflation as of December 31, 2022 amounts to ARS 32,302,581,376 (equivalent to approximately USD 182.3 million).

As of December 31, 2022, the preferred shares were fully settled in cash by AA2000. The payments adjusted by inflation since the date of each disbursement amounts to ARS 30,476,665,719 (equivalent to approximately USD 172.0 million).